FINANCIAL INSTRUMENTS - Financial instrument sensitivities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to net earnings		$ (42)
Increase (decrease) to net earnings		42
(Increase) decrease to other comprehensive loss		(16)
(Increase) decrease to other comprehensive loss		$ 19
Increase interest rate 1%	1.00%	1.00%
Decrease interest rate 1%	1.00%	1.00%
Foreign currency exchange rate risk
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to net earnings		$ (105)
Increase (decrease) to net earnings		101
(Increase) decrease to other comprehensive loss		0
(Increase) decrease to other comprehensive loss		$ 0
Increase exchange rate by US$0.01	$ 0.01
Decrease exchange rate by US$0.01	$ 0.01